Financial Assets and Financial Liabilities - Schedule of Financial assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Mar. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets by category
Cash and cash equivalents	€ 444,767		€ 446,267	€ 584,517	€ 598,106
Total financial assets	758,741		804,101
Classified in the statement of financial position
Non-current assets	9,412		109,369
Current assets	749,329		694,732
Financial liabilities by category
Convertible senior notes	399,186
Lease liabilities	109,191		104,961
Derivative liabilities	157,950	€ 142,500
Total financial liabilities	767,359		164,378
Classified in the statement of financial position
Non-current liabilities	640,907		97,966
Current liabilities	126,452		66,412
Financial liabilities at amortised cost, class [member]
Financial liabilities by category
Convertible senior notes	399,186
Lease liabilities	109,191		104,961
Trade payables and accrued expenses	101,032		59,417
Financial liabilities measured at amortized cost	609,409		164,378
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Financial liabilities by category
Financial liabilities measured at fair value through profit or loss	157,950
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables from associate	11,910		2,200
Other receivables	3,884		12,276
Marketable Securities	298,180		343,358
Cash and cash equivalents	444,767		446,267
Financial assets measured at amortized cost	€ 758,741		€ 804,101